Investment Risks	Dec. 10, 2025
Transamerica Bond Active ETF | Market Risks [Member]
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Market Risks – The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

Transamerica Bond Active ETF | Fixed-Income Securities Risks [Member]
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Fixed-Income Securities Risks – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.

Transamerica Bond Active ETF | Interest Rate Risks [Member]
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Interest Rate Risks – The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.

Transamerica Bond Active ETF | Credit Risks [Member]
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Credit Risks – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Transamerica Bond Active ETF | Mortgage-Related and Asset-Backed Securities Risks [Member]
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Mortgage-Related and Asset-Backed Securities Risks – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.

Transamerica Bond Active ETF | High-Yield Debt Securities Risks [Member]
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High-Yield Debt Securities Risks – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.

Transamerica Bond Active ETF | Inflation Risks [Member]
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Inflation Risks – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Transamerica Bond Active ETF | Liquidity Risks [Member]
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Liquidity Risks – The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.

Transamerica Bond Active ETF | Counterparty Risks [Member]
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Counterparty Risks – The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.

Transamerica Bond Active ETF | Extension Risks [Member]
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Extension Risks – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.

Transamerica Bond Active ETF | Derivatives Risks [Member]
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Derivatives Risks – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase Fund losses, increase costs, reduce opportunities for gains, increase Fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on a Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, a Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.

Transamerica Bond Active ETF | Forward Currency Contracts [Member]
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Forward Currency Contracts.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled.

Transamerica Bond Active ETF | Futures Contracts [Member]
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Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the purchaser of a futures contract may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by a fund or its investment adviser, thus limiting the ability to implement the fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of a fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

Transamerica Bond Active ETF | Options [Member]
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Options. Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Transamerica Bond Active ETF | Swaps [Member]
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Swaps. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Transamerica Bond Active ETF | Prepayment or Call Risks [Member]
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Prepayment or Call Risks – Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.

Transamerica Bond Active ETF | Bank Obligations Risks [Member]
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Bank Obligations Risks – Investments in bank obligations may expose the Fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.

Transamerica Bond Active ETF | Management Risks [Member]
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Management Risks – The value of your investment may go down if the Adviser’s or Aegon’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the Adviser or Aegon, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the Adviser’s or Aegon’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Transamerica Bond Active ETF | Active Trading Risks [Member]
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Active Trading Risks – The Fund may engage in active trading of its portfolio investments. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.

Transamerica Bond Active ETF | Convertible Securities Risks [Member]
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Convertible Securities Risks – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Transamerica Bond Active ETF | Currency Risks [Member]
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Currency Risks – The value of the Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. The Fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.

Transamerica Bond Active ETF | Currency Hedging Risks [Member]
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Currency Hedging Risks – The Fund may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and the Fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.

Transamerica Bond Active ETF | Cybersecurity Risks [Member]
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Cybersecurity Risks – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or shareholder data (including private shareholder information), or proprietary information, cause the Fund or its service providers (including, but not limited to, the Fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

Transamerica Bond Active ETF | Dollar Rolls Risks [Member]
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Dollar Rolls Risks – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s ability to purchase or repurchase securities may be restricted.

Transamerica Bond Active ETF | Emerging Markets Risks [Member]
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Emerging Markets Risks – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.

Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Transamerica Bond Active ETF | ETF Risks [Member]
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Transamerica Bond Active ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Transamerica Bond Active ETF | Cash Redemption Risk [Member]
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●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Transamerica Bond Active ETF | Costs of Buying or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Transamerica Bond Active ETF | Shares May Trade at Prices Other Than NAV [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Transamerica Bond Active ETF | Trading [Member]
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●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Transamerica Bond Active ETF | Floating Rate Loans Risks [Member]
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Floating Rate Loans Risks – Floating rate loans, which include bank loans, are  often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the Fund not receiving proceeds from the sale of a loan for an extended period. As a result, the Fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Transamerica Bond Active ETF | Foreign Investments Risks [Member]
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Foreign Investments Risks – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Transamerica Bond Active ETF | Hedging Risks [Member]
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Hedging Risks – The Fund may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The Fund’s hedging strategies may not work as intended, and the Fund may be in a less favorable position than if it had not used a hedging instrument.

Transamerica Bond Active ETF | Large Shareholder Risks [Member]
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Large Shareholder Risks – Certain shareholders, including other funds managed by the Adviser, may from time to time own a substantial amount of Fund Shares. As of the date of this Prospectus, certain Transamerica-sponsored mutual funds may hold a large portion of Fund Shares.   Certain affiliates of each Fund may purchase and resell Fund shares pursuant to this Prospectus. There can be no assurance that any large shareholder will not redeem its investment or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Fund shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of Fund shares.

Transamerica Bond Active ETF | Leveraging Risks [Member]
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Leveraging Risks – To the extent that the Fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Transamerica Bond Active ETF | Loans Risks [Member]
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Loans Risks – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The Fund’s investments in loans are also subject to prepayment or call risk.

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Transamerica Bond Active ETF | New Fund Risks [Member]
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New Fund Risks -- The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Transamerica Bond Active ETF | Preferred Stock Risks [Member]
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Preferred Stock Risks – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.

Transamerica Bond Active ETF | Privately Placed and Other Restricted Securities Risks [Member]
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Privately Placed and Other Restricted Securities Risks – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price the Fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

Transamerica Bond Active ETF | SOFR Risks [Member]
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SOFR Risks – Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”), to be used in place of the London Interbank Offered Rate (“LIBOR”), the publication of which has ceased. Certain floating or variable rate obligations or investments of the Fund may reference SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history. There is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, is not known based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates

Transamerica Bond Active ETF | Sovereign Debt Risks [Member]
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Sovereign Debt Risks – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Transamerica Bond Active ETF | Structured Instruments Risks [Member]
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Structured Instruments Risks – The Fund may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may be leveraged and may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund. Structured instruments may also be less liquid and more difficult to value accurately than more traditional securities and instruments.

Transamerica Bond Active ETF | Sustainability and/or Environmental, Social and Governance (“ESGâ€?) Considerations [Member]
Prospectus [Line Items]
Risk [Text Block]

Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – Aegon considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the Fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” Aegon may consider sustainability and/or ESG factors on a meaningful portion of the Fund’s investments. Aegon may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in Aegon’s investment process, and Aegon may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the Fund’s security selection process may impact Aegon’s investment decisions and may affect the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the Fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact Aegon’s ability to consider sustainability and/or ESG criteria as part of its investment process.

Transamerica Bond Active ETF | To Be Announced (TBA) Transactions Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

To Be Announced (TBA) Transactions Risks – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to further losses.

Transamerica Bond Active ETF | U.S. Government Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risks – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Transamerica Bond Active ETF | Valuation Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risks – Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.

Transamerica Bond Active ETF | Yield Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

 Yield Risks – The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately.

Transamerica Bond Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Transamerica Large Value Active ETF | Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risks – The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

Transamerica Large Value Active ETF | Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risks – The value of your investment may go down if the Adviser’s or Great Lakes’ judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the Adviser or Great Lakes, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the Adviser’s or Great Lakes’ investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other Funds with similar objectives.

Transamerica Large Value Active ETF | Active Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risks – The Fund may engage in active trading of its portfolio investments. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.

Transamerica Large Value Active ETF | Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risks – The value of the Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. The Fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.

Transamerica Large Value Active ETF | Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or shareholder data (including private shareholder information), or proprietary information, cause the Fund or its service providers (including, but not limited to, the Fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

Transamerica Large Value Active ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks -
Transamerica Large Value Active ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Transamerica Large Value Active ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Transamerica Large Value Active ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Transamerica Large Value Active ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Transamerica Large Value Active ETF | Foreign Investments Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investments Risks – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Transamerica Large Value Active ETF | Large Shareholder Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risks – Certain shareholders, including other funds managed by the Adviser, may from time to time own a substantial amount of Fund Shares. As of the date of this Prospectus, certain Transamerica-sponsored mutual funds may hold a large portion of Fund shares.   Certain affiliates of each Fund may purchase and resell Fund shares pursuant to this Prospectus. There can be no assurance that any large shareholder will not redeem its investment or that the Fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Fund shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the Fund’s trading volume and may, therefore, have a material upward or downward effect on the market price of Fund shares.

Transamerica Large Value Active ETF | New Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risks -- The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Transamerica Large Value Active ETF | Equity Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Transamerica Large Value Active ETF | Financial Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Sector Risks – Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Transamerica Large Value Active ETF | Large Capitalization Companies Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risks – The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Transamerica Large Value Active ETF | Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing – The prices of securities Great Lakes believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Transamerica Large Value Active ETF | Focused Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Investing Risks – To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions , sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.

Transamerica Large Value Active ETF | Depositary Receipts Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risks – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the Fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.

Transamerica Large Value Active ETF | Medium Capitalization Companies Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Medium Capitalization Companies Risks – The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Transamerica Large Value Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.